                                                        ------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: September 30,
                                                        2007
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                                                        hours per
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02850

                           Valor Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

2290 First National Building, Detroit, Michigan                          48226
    (Address of principal executive offices)                          (Zip code)

                          William B. Klinsky, President
                           Valor Investment Fund, Inc.
                          2290 First National Building
                                Detroit, MI 48226
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (313) 465-7000

                        Date of fiscal year end: July 31

                     Date of reporting period: July 31, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. ANNUAL REPORT TO SHAREHOLDERS.

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226

                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 2005

To our Shareholders:

     The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 2005 are included in this Annual Report. Net assets at July 31, 2005 were $13,754,981 equal to $15.57 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 2004 was $15.47 per share, based on the same number of outstanding shares.

     Your Company's net investment income for the year August 1, 2004 to July 31, 2005 was $416,770. Your Company has paid dividends of $.34 and $.26 per share of common stock on November 1, 2004 and May 2, 2005, respectively, from net investment income during fiscal 2005.

     As you are aware, on May 12, 2005, the shareholders of the Company adopted a plan of liquidation of the Company. Pursuant to the plan of liquidation, the Board of Directors of the Company authorized the liquidation of the Company's portfolio, which has now been completed, and the dissolution and wind-down of the Company, which is in process.

     We wish to express our appreciation for your participation in the Company.

     Respectfully submitted,


/s/ William B. Klinsky, Pres
-------------------------------------
William B. Klinsky,
President

VALOR INVESTMENT FUND, INC.

Financial Statements as of and for the Year Ended July 31, 2005, and Independent Auditors' Report

(DELOITTE LOGO)                                           DELOITTE & TOUCHE LLP
                                                          SUITE 900
                                                          600 RENAISSANCE CENTER
                                                          DETROIT, MI 48243-1895
                                                          USA

                                                          TEL: + 313 396 3000
                                                          FAX: + 313 396 3618
                                                          WWW.DELOITTE.COM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.
Detroit, Michigan

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Fund"), including the schedule of investments in securities as of July 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2005, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

September 23, 2005

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AS OF JULY 31, 2005

ASSETS:
   Investments in securities--at market value (cost of $13,769,184)       $13,769,184
   Interest receivable                                                         14,171
   Prepaid expenses                                                               126
                                                                          -----------
      Total assets                                                         13,783,481
                                                                          -----------
LIABILITIES--Accrued expenses                                                  28,500
                                                                          -----------
NET ASSETS (equivalent to $15.57 per share based on
   883,525 shares of common stock outstanding at July 31, 2005)           $13,754,981
                                                                          ===========
SOURCES OF NET ASSETS:
   Common shares of $1 par value--authorized, 2,000,000 shares;
      issued and outstanding, 883,525 shares                              $   883,525
   Additional paid-in capital                                                 180,944
   Accumulated net realized gain (computed on basis of identified cost)    12,335,924
   Accumulated undistributed net investment income                            354,588
                                                                          -----------
TOTAL                                                                     $13,754,981
                                                                          ===========

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
AS OF JULY 31, 2005

                                                                              PRINCIPLE
                                                                                AMOUNT        MARKET
                                                                             -----------   -----------
MONEY MARKET FUNDS--0%
   One Group Municipal Money Market Fund                                     $    73,184   $    73,184
                                                                             -----------   -----------
SHORT-TERM MUNICIPAL BONDS--100%
   Michigan--35%
      Grand Rapids MI Rev, 2.450%, July 1, 2033                                4,900,000     4,900,000
                                                                             -----------   -----------
   Alabama--0%
      Jefferson Cnty Al Sewer Rev, 2.250%, February 1, 2040                       25,000        25,000
                                                                             -----------   -----------
   Kansas--6%
      Kansas Rev Series 2003 C, 2.300%, September 1, 2013                        125,000       125,000
      Kansas Highway Rev Series C-2, 2.250%, September 1, 2014                    55,000        55,000
      Kansas Rev Series B, 2.350%, September 1, 2024                             715,000       715,000
                                                                             -----------   -----------
         Total Kansas                                                            895,000       895,000
                                                                             -----------   -----------
   Massachusetts--12%
      Massachusetts Rev, 2.200%, July 1, 2023                                  1,600,000     1,600,000
                                                                             -----------   -----------
   Mississippi--4%
      Mississippi Rev, 2.700%, September 1, 2028                                 501,000       501,000
                                                                             -----------   -----------
   Missouri--26%
      Missouri Health Rev Series A, B, and C, 2.250%, June 1, 2016               525,000       525,000
      Missouri St Health Facility Rev, 2.300%, June 1, 2016                    2,450,000     2,450,000
      MO Environmental & Energy Resource, 2.245%, September 1, 2033              550,000       550,000
                                                                             -----------   -----------
         Total Missouri                                                        3,525,000     3,525,000

   North Carolina--12%
      Person County NC Rev, 2.300%, November 1, 2018                             600,000       600,000
      Underwood ND Pollution Control Rev, 2.450%, August 1, 2008                 200,000       200,000
      Wake County NC Revenue, 1.300%, May 1, 2024                                500,000       500,000
      Wake County NC Rev, 2.350%, October 1, 2022                                300,000       300,000
                                                                             -----------   -----------
         Total North Carolina                                                  1,600,000     1,600,000

   South Carolina--5%
      York Cnty SC Pollution Control Rev, 2.650%, September 15, 2024             600,000       600,000
      York Cnty SC Pollution Ctl Rev Series B3, 2.500%, September 15, 2024        50,000        50,000
                                                                             -----------   -----------
         Total South Carolina                                                    650,000       650,000
                                                                             -----------   -----------
         Total short-term municipal bonds                                     13,696,000    13,696,000
                                                                             -----------   -----------
TOTAL INVESTMENTS                                                            $13,769,184   $13,769,184
                                                                             ===========   ===========

Short-term municipal bonds consist of 7 to 35 day option bonds which amortized cost and principal value approximate fair value. All bonds in the portfolio as of July 31, 2005 were purchase at face value.

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME--
   Interest income                                     $ 582,431
                                                       ---------
EXPENSES:
   Professional fees                                     146,146
   Custodian fees                                         14,001
   Other                                                   5,514
                                                       ---------
      Total expenses                                     165,661
                                                       ---------
NET INVESTMENT INCOME                                    416,770

REALIZED AND UNREALIZED GAIN
   Net realized gain--investment transactions
     (identified cost basis)                             478,698
   Change in unrealized appreciation--investments       (285,464)
                                                       ---------
NET REALIZED AND UNREALIZED GAIN                         193,234
                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 610,004
                                                       =========

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2005 AND 2004

                                                                 2005          2004
                                                             -----------   -----------
OPERATIONS:
   Net investment income                                     $   416,770   $   538,073
   Net realized gain from investment transactions                478,698        37,750
   Net change in unrealized appreciation                        (285,464)       (5,095)
                                                             -----------   -----------
      Net increase in net assets resulting from operations       610,004       570,728
                                                             -----------   -----------

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT INCOME                (416,770)     (520,335)

DIVIDENDS TO SHAREHOLDERS FROM CAPITAL GAINS                    (110,298)      (37,750)
                                                             -----------   -----------
      Total dividend to shareholders                            (527,068)     (558,085)
                                                             -----------   -----------

INCREASE IN NET ASSETS FROM OPERATIONS                            82,936        12,643

NET ASSETS:
   Beginning of period                                        13,672,045    13,659,402
                                                             -----------   -----------
   End of period                                             $13,754,981   $13,672,045
                                                             ===========   ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS APPLICABLE TO
   COMMON SHARES                                             $   354,588   $   354,588
                                                             ===========   ===========

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED JULY 31, 2005

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Valor Investment Fund, Inc. (the "Company" or the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT SECURITIES--Investments are reported at market value determined by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Securities with an option to put the bond back to the issuer within 60 days or less are considered short-term obligations. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

     SECURITIES TRANSACTIONS--Securities transactions are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

     INTEREST INCOME--Interest income adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

     INCOME TAXES--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 2005.

     MANAGEMENT AND SERVICE FEES--No management fees have been paid or accrued to outside organizations. A total of $1,500 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

     USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.   SECURITIES TRANSACTIONS

     The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 2005:

     Balance--August 1, 2004                                                          $ 13,362,432

        Plus:
           Purchases                                                                    28,428,763
           Premium amortization net of discount accretion                                  (13,772)
           Gain on disposition                                                             478,698
        Less:
           Matured securities                                                             (725,000)
           Sold securities                                                             (27,835,121)
                                                                                      ------------
     Balance--July 31, 2005                                                           $ 13,696,000
                                                                                      ============

     Approximately $14,277,800 in purchases and $13,893,368 in redemptions and maturities were bond transactions. The remaining transactions were related to the money market fund.

3.   TRANSACTIONS WITH AFFILIATES

     The Company had no transactions with affiliated persons in the year ended July 31, 2005, except as described in Note 1.

4.   DISTRIBUTION TO SHAREHOLDERS

     The Company intends to make monthly distributions of net investment income recorded on the ex-dividend date. The Company distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return on capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to the amortizing premiums. The Company did not have any distributions in excess of tax basis earnings and profits or permanent differences between book and tax accounting relating to distributions for the year ended July 31, 2005.

     The tax character of distributions paid for the years ended July 31, 2005 and 2004, was as follows:

                                                                                   2005       2004
                                                                                 --------   --------
     Distributions declared from:
        Tax-exempt income                                                        $416,770   $520,335
        Capital gain                                                              110,298     37,750

     As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

     Undistributed income                                                                $   354,588
     Accumulated realized gains                                                           12,335,924

5.    FINANCIAL HIGHLIGHTS

     The following are selected per share data based on the weighted average shares outstanding during the year:

                                                                          YEAR ENDED JULY 31
                                                           -----------------------------------------------
                                                             2005      2004      2003      2002      2001
                                                           -------   -------   -------   -------   -------
Net asset value--Beginning of year                         $ 15.47   $ 15.46   $ 15.80   $ 15.80   $ 15.48

   Income from operations:
      Net investment income                                   0.47      0.61      0.73      0.80      0.80
      Net realized and unrealized gain/(loss)                 0.22      0.03     (0.27)     0.01      0.34
                                                           -------   -------   -------   -------   -------
         Total                                                0.69      0.64      0.46      0.81      1.14

Distributions to common shareholders
   from net investment income                                (0.47)    (0.59)    (0.72)    (0.79)    (0.81)

Distributions to common shareholders
   from capital gains                                        (0.12)    (0.04)    (0.08)    (0.02)    (0.01)
                                                           -------   -------   -------   -------   -------
Net asset value--end of year
   (common shares)                                         $ 15.57   $ 15.47   $ 15.46   $ 15.80   $ 15.80
                                                           =======   =======   =======   =======   =======
Total return                                                   4.3%      4.0%      2.8%      4.9%      6.9%
                                                           =======   =======   =======   =======   =======
Net assets applicable to common shares--
   end of the year (000s omitted)                          $13,755   $13,672   $13,659   $13,956   $13,958
                                                           =======   =======   =======   =======   =======

Ratios (as a percentage of average net
   assets applicable to common shares):
   Expenses                                                    1.2%      0.5%      0.4%      0.5%      0.5%
   Net investment income                                       3.0%      4.0%      4.7%      5.1%      5.2%

Portfolio turnover                                             102%       26%       19%       14%       10%

6.   UNREALIZED DEPRECIATION AND APPRECIATION

     The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount. Their was not a difference in cost values for tax and financial statement purposes at July 31, 2005.

7.   INTEREST INCOME

     The following details, by state, the interest income earned by the Company during the year ended July 31, 2005:

Alabama          $     57
California          6,810
Colorado            2,698
Florida            31,556
Illinois            4,528
Indiana             4,195
Kansas              3,723
Kentucky            3,808
Louisiana          12,360
Massachusetts       3,733
Michigan *        381,306
Mississippi         4,156
Missouri           20,982
Nevada              6,841
New York            5,460
North Carolina      7,718
North Dakota        1,224
Ohio                2,268
Oregon              4,381
Puerto Rico         6,248
South Carolina     27,891
Texas              30,710
Washington          9,779
                 --------
Total            $582,431
                 ========

* Included in the Michigan total is $1,238 interest earned on a tax-exempt money market fund for the year ended July 31, 2005.

8.   SUBSEQUENT EVENT

     The Company plans to dissolve the Fund in the first quarter of the fiscal year ending July 31, 2006 and distribute all assets to the shareholders. On August 24, 2005, the Company distributed $13,598,268 to shareholders.

                                     ******

(DELOITTE LOGO)                                           DELOITTE & TOUCHE LLP
                                                          SUITE 900
                                                          600 RENAISSANCE CENTER
                                                          DETROIT, MI 48243-1895
                                                          USA

                                                          TEL: + 313 396 3000
                                                          FAX: + 313 396 3618
                                                          WWW.DELOITTE.COM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Directors of
Valor Investment Fund, Inc.

In planning and performing our audit of the financial statements of Valor Investment Fund, Inc. (the "Fund") as of and for the year ended July 31, 2005, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered its internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the company's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the company's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be significant deficiencies or material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Fund's internal control over financial reporting and its operation, including controls for safeguarding securities that we consider to be a material weakness as defined above as of July 31, 2005.

This report is intended solely for the information and use of management and the Board of Directors of the Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ DELOITTE & TOUCHE LLP

September 23, 2005

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                 TERM OF                                   IN FUND         OTHER
                                                OFFICE AND                                 COMPLEX     DIRECTORSHIPS
                           POSITION(S) HELD     LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY      HELD BY
NAME, ADDRESS, AND AGE     WITH REGISTRANT     TIME SERVED      DURING PAST 5 YEARS        DIRECTOR       DIRECTOR
----------------------   -------------------   -----------   -------------------------   -----------   -------------
William B. Klinsky       Director; President     28 years     President of the Company        1             None
4531 Bocaire Blvd.       of the Company
Boca Raton, FL 33487
age: 78

Ernest J. Schwartz       Director; Vice          28 years    Vice President, Secretary        1             None
8508 E. La Senda Dr.     President,                             and Treasurer of the
Scottsdale, AZ 85255     Secretary and                                Company
age: 82                  Treasurer of the
                         Company

William L. Jiler         Director                15 years             Retired                 1             None
4531 Bocaire Blvd.
Boca Raton, FL 33487
age: 79

Walter Sloan             Director                15 years             Retired                 1             None
4156 Bocaire Blvd.
Boca Raton, FL 33487
age: 79

ITEM 2. CODE OF ETHICS

     As of July 31, 2005, the registrant had not adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. The Company believes that this is appropriate due to its small size, the fact that more than 92% of the outstanding voting stock is owned by members of the Schwartz and Klinsky families, that it is not listed for trading on a national securities exchange, and that there is no active trading in its shares. The Company has adopted a code of ethics applicable to access persons. Shareholders may receive a copy of the code of ethics by contacting the Company at 2290 First National Building, Detroit, Michigan 48226.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

     Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a)   Audit Fees           -   Fiscal Year Ending July 31, 2005   -   $25,600
                                         Fiscal Year Ending July 31, 2004   -   $19,000

          (b)   Audit-Related Fees   -   Fiscal Year Ending July 31, 2005   -   $13,200
                                         Fiscal Year Ending July 31, 2004   -   $     0

          (c)   Tax Fees             -   Fiscal Year Ending July 31, 2005   -   $11,500
                                         Fiscal Year Ending July 31, 2004   -   $     0

          The nature of the services include tax compliance, tax advice and tax planning.

          (d)   All Other Fees   -   Fiscal Year Ending July 31, 2005   -   $0
                                     Fiscal Year Ending July 31, 2004   -   $0

     Item 4 (e) (1): The Board of Directors as a whole performs the functions of an audit committee. The Company believes that this is appropriate due to its small size, lack of trading in its shares and that more than 92% of the outstanding voting stock is owned by members of the Schwartz and Klinsky families. The Company's Board of Directors pre-approves all audit and permissible non-audit services rendered to the Company, but does not have pre-approval policies and procedures. The Board of Directors of the Company requires that all requests for the provision of services by its registered independent public accountants be authorized by the Board of Directors prior to the provision of such services and therefore believes that pre-approval policies and procedures are not necessary.

     Item 4 (e) (2): None.

     Item 4 (f): No work was performed by persons other than the Company's principal account's full-time, permanent employees.

     Item 4 (g): None.

     Item 4 (h): None.



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
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

     The registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

     This Schedule is included as part of the Report to Shareholders filed under
Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable. The Company is in the process of liquidating and winding-down its operations. Therefore, it currently holds no voting securities, and has held only fixed-income securities during the reporting period.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     (a)(1) William B. Klinsky has been primarily responsible for the day-to-day management of the Company's portfolio. Mr. Klinsky has been the President of the Company since its inception in 1979. The Company is in the process of liquidating and winding down its operations. Its holdings consist of cash and cash equivalents which have been reserved to pay its current obligations as well as expenses and liabilities expected to be associated with the dissolution and wind-down of the Company.

     (a)(2) William B. Klinsky is not responsible for the day-to-day management of the portfolio of any other account.

     (a)(3) The Company did not pay any compensation to William B. Klinsky for the management of the Company's portfolio during the fiscal year ended July 31, 2005.

     (a)(4) William B. Klinsky is the beneficial owner of over $1,000,000 of the equity securities of the Company.

     (b)    Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.



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
ITEM 12. EXHIBITS

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALOR INVESTMENT FUND, INC.


By: /S/ William B. Klinsky
    ---------------------------------
    William B. Klinsky, President

Date: October 12, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.


By: /S/ William B. Klinsky
    ---------------------------------
    William B. Klinsky, President


By: /S/ Ernest J. Schwartz
    ---------------------------------
    Ernest J. Schwartz

Date: October 12, 2005

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------
Ex. 99. CERT      Certifications pursuant to Section 302 of the Sarbanes-Oxley
                  Act of 2002

Ex. 99.906 CERT   Certification pursuant to Section 906 of the Sarbanes-Oxley
                  Act of 2002.


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